UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23606

E-Valuator Funds Trust

(Exact name of registrant as specified in charter)

7760 France Avenue South, Suite 925

Bloomington, Minnesota 55435

(Address of principal executive offices) (Zip code)

Kevin R. Miller

7760 France Avenue South, Suite 925

Bloomington, Minnesota 55435

(Name and address of agent for service)

Copies to:

Deborah Bielicke Eades

Vedder Price P.C.

222 North LaSalle Street

Cleveland, Ohio 44115

Registrant’s telephone number, including area code: (888) 507-2798

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

The E-Valuator Very Conservative (0%-15%) RMS Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 58.4%
	AGGREGATE BOND — 22.8%
39,688	BlackRock Ultra Short-Term Bond ETF	$1,994,322
29,340	Fidelity Total Bond ETF	1,349,640
30,651	First Trust Enhanced Short Maturity ETF	1,824,041
		5,168,003
	BROAD BASED — 0.3%
2,788	Invesco DB Commodity Index Tracking Fund	66,187

	BROAD MARKET — 0.1%
160	Vanguard U.S. Momentum Factor ETF	18,006

	CONSUMER STAPLES — 0.2%
407	Fidelity MSCI Consumer Staples Index ETF	18,376
91	iShares U.S. Consumer Staples ETF	18,130
		36,506
	CORPORATE — 29.3%
46,802	Franklin Senior Loan ETF	1,116,228
13,874	iShares 0-5 Year High Yield Corporate Bond ETF	578,268
9,605	iShares Inflation Hedged Corporate Bond ETF	251,747
36,860	PGIM Ultra Short Bond ETF	1,817,198
7,015	SPDR Portfolio Intermediate Term Corporate Bond ETF	227,917
89,873	SPDR Portfolio Short Term Corporate Bond ETF	2,662,937
		6,654,295
	EMERGING MARKETS — 0.0%
94	Columbia EM Core ex-China ETF	2,543

	FIXED INCOME EMERGING MARKET — 1.0%
1,534	iShares JP Morgan EM Corporate Bond ETF	66,821
9,198	VanEck Emerging Markets High Yield Bond ETF	169,427
		236,248
	GLOBAL — 0.0%
65	SPDR Global Dow ETF	6,992

	INFLATION PROTECTED — 2.9%
27,394	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	662,113

	INTERNATIONAL — 0.1%
87	Schwab Fundamental International Large Co. Index ETF	2,720
115	SPDR Portfolio Developed World ex-US ETF	3,694
165	Vanguard FTSE Developed Markets ETF	7,453
78	WisdomTree Global ex-US Quality Dividend Growth Fund	2,767
		16,634

1 SEMI ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	LARGE-CAP — 0.9%
44	Invesco QQQ Trust Series 1	$14,121
303	Invesco S&P 500 GARP ETF	25,846
476	Schwab Fundamental U.S. Large Co. Index ETF	26,142
603	Schwab U.S. Dividend Equity ETF	44,116
360	Schwab U.S. Large-Cap Growth ETF	23,461
338	SPDR Russell 1000 Yield Focus ETF	31,875
275	Vanguard Value ETF	37,980
		203,541
	MID-CAP — 0.2%
124	Invesco S&P MidCap 400 Pure Value ETF	11,691
94	iShares Core S&P Mid-Cap ETF	23,515
		35,206
	PRECIOUS METALS — 0.6%
3,195	abrdn Physical Silver Shares ETF*	73,836
1,524	iShares Gold Trust*	56,952
		130,788
	SMALL-CAP — 0.0%
86	Dimensional U.S. Small Cap ETF	4,532
112	JPMorgan Diversified Return U.S. Small Cap Equity ETF	4,465
		8,997
	Total Exchange-Traded Funds
	(Cost $13,268,283)	13,246,059

	EXCHANGE-TRADED NOTES — 0.1%
	INDUSTRIAL METALS — 0.1%
1,351	iPath Series B Bloomberg Copper Subindex Total Return ETN*	28,114

	Total Exchange-Traded Notes
	(Cost $27,199)	28,114

	MUTUAL FUNDS — 31.3%
	AGGREGATE BOND — 5.9%
21,465	Allspring Core Plus Bond Fund - Class R6	244,482
42,230	Bond Fund of America - Class F-3	490,289
11,902	Federated Hermes Total Return Bond Fund - Class R6	114,854
26,281	Vanguard Core Bond Fund, Admiral Shares	479,895
		1,329,520
	BANK LOANS — 10.2%
133,482	Fidelity Advisor Floating Rate High Income Fund	1,212,017
118,740	T Rowe Price Institutional Floating Rate Fund - Class Institutional	1,100,724
		2,312,741

2 SEMI ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND BROAD MARKET — 0.1%
387	DFA U.S. Core Equity 1 Portfolio - Class Institutional	$12,154

	BLEND LARGE CAP — 0.2%
952	DFA U.S. Large Co. Portfolio - Class Institutional	26,654
173	Fidelity 500 Index Fund - Class Institutional Premium	24,719
		51,373
	BLEND MID CAP — 0.1%
671	Vanguard Strategic Equity Fund - Class Investor	21,183

	EMERGING MARKET STOCK — 0.0%
36	New World Fund, Inc. - Class F-3	2,572

	EMERGING MARKETS BOND — 0.7%
7,521	Vanguard Emerging Markets Bond Fund - Class Admiral	166,513

	FOREIGN AGGREGATE BOND — 8.1%
135,787	DFA Short Duration Real Return Portfolio - Class Institutional	1,393,172
43,285	Dodge & Cox Global Bond Fund - Class I	449,294
		1,842,466
	FOREIGN BLEND — 0.1%
764	Dimensional Global Equity Portfolio - Class Institutional	21,206

	FOREIGN VALUE — 0.1%
115	DFA International Value Portfolio - Class Institutional	2,173
942	Dodge & Cox Global Stock Fund - Class I	12,482
		14,655
	GROWTH BROAD MARKET — 0.1%
189	New Perspective Fund - Class R-6	9,845

	GROWTH LARGE CAP — 0.1%
639	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	27,085

	GROWTH SMALL CAP — 0.0%
44	Vanguard Explorer Fund - Class Admiral	4,101

	HIGH YIELD BOND — 2.2%
54,771	American High-Income Trust - Class F-3	502,794

	INFLATION PROTECTED — 3.2%
34,670	AB Bond Inflation Strategy Portfolio - Class Advisor	368,543
30,842	Lord Abbett Inflation Focused Fund - Class F	362,081
		730,624

3 SEMI ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE LARGE CAP — 0.2%
561	Vanguard Windsor Fund - Class Admiral	$39,452

	VALUE MID CAP — 0.0%
261	DFA U.S. Targeted Value Portfolio - Class Institutional	7,199
	Total Mutual Funds
	(Cost $7,471,205)	7,095,483

	MONEY MARKET FUNDS — 10.1%
2,023,067	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.57%[2]	2,023,067
263,699	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.66%[2]	263,699
	Money Market Funds
	(Cost $2,286,766)	2,286,766
	TOTAL INVESTMENTS — 99.9%
	(Cost $23,053,453)	22,656,422
	Other Assets in Excess of Liabilities — 0.1%	13,856
	TOTAL NET ASSETS — 100.0%	$22,670,278

*Non-income producing security.

1Effective 7 day yield as of March 31, 2023.

See Notes to Financial Statements

4 SEMI ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

SUMMARY OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Bank Loans	10.2%
Foreign Aggregate Bond	8.1%
Aggregate Bond	5.9%
Inflation Protected	3.2%
High Yield Bond	2.2%
Emerging Markets Bond	0.7%
Blend Large Cap	0.2%
Value Large Cap	0.2%
Growth Large Cap	0.1%
Foreign Blend	0.1%
Blend Mid Cap	0.1%
Foreign Value	0.1%
Blend Broad Market	0.1%
Growth Broad Market	0.1%
Value Mid Cap	0.0%
Growth Small Cap	0.0%
Emerging Market Stock	0.0%
Total Mutual Funds	31.3%
Exchange-Traded Funds
Corporate	29.3%
Aggregate Bond	22.8%
Inflation Protected	2.9%
Fixed Income Emerging Market	1.0%
Large-cap	0.9%
Precious Metals	0.6%
Broad Based	0.3%
Consumer Staples	0.2%
Mid-cap	0.2%
Broad Market	0.1%
International	0.1%
Small-cap	0.0%
Global	0.0%
Emerging Markets	0.0%
Total Exchange-Traded Funds	58.4%
Exchange-Traded Notes
Industrial Metals	0.1%
Money Market Funds	10.1%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See Notes to Financial Statements

5 SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 55.5%
	AGGREGATE BOND — 20.8%
88,691	BlackRock Ultra Short-Term Bond ETF	$4,456,723
72,578	Fidelity Total Bond ETF	3,338,588
63,560	First Trust Enhanced Short Maturity ETF	3,782,455
		11,577,766
	BROAD BASED — 0.9%
22,091	Invesco DB Commodity Index Tracking Fund	524,440

	BROAD MARKET — 0.1%
482	Vanguard U.S. Momentum Factor ETF	54,244

	CONSUMER STAPLES — 0.7%
4,146	Fidelity MSCI Consumer Staples Index ETF	187,192
927	iShares U.S. Consumer Staples ETF	184,686
		371,878
	CORPORATE — 18.2%
99,284	Franklin Senior Loan ETF	2,367,923
37,292	iShares 0-5 Year High Yield Corporate Bond ETF	1,554,331
45,658	iShares Inflation Hedged Corporate Bond ETF	1,196,696
17,143	SPDR Portfolio Intermediate Term Corporate Bond ETF	556,976
150,705	SPDR Portfolio Short Term Corporate Bond ETF	4,465,389
		10,141,315
	EMERGING MARKETS — 0.5%
3,380	Columbia EM Core ex-China ETF	91,429
3,797	Invesco S&P Emerging Markets Low Volatility ETF	88,204
2,140	Vanguard FTSE Emerging Markets ETF	86,456
		266,089
	FIXED INCOME EMERGING MARKET — 2.0%
13,473	iShares JP Morgan EM Corporate Bond ETF	586,884
29,969	VanEck Emerging Markets High Yield Bond ETF	552,029
		1,138,913
	GLOBAL — 0.1%
537	SPDR Global Dow ETF	57,761

	INFLATION PROTECTED — 2.1%
47,757	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	1,154,287

	INTERNATIONAL — 1.0%
1,248	Cambria Foreign Shareholder Yield ETF	31,212
1,987	iShares International Small-Cap Equity Factor EFT	61,761
4,398	Schwab Fundamental International Large Co. Index ETF	137,525
3,739	SPDR Portfolio Developed World ex-US ETF	120,097

6 SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
2,652	Vanguard FTSE Developed Markets ETF	$119,791
2,763	WisdomTree Global ex-US Quality Dividend Growth Fund	98,004
		568,390
	LARGE-CAP — 6.0%
568	Invesco QQQ Trust Series 1	182,288
6,912	Invesco S&P 500 GARP ETF	589,593
2,025	Schwab Fundamental U.S. Large Co. Index ETF	111,213
15,674	Schwab U.S. Dividend Equity ETF	1,146,710
7,611	Schwab U.S. Large-Cap Growth ETF	496,009
2,572	SPDR Russell 1000 Yield Focus ETF	242,554
4,315	Vanguard Value ETF	595,945
		3,364,312
	MID-CAP — 0.5%
1,065	Invesco S&P MidCap 400 Pure Value ETF	100,408
362	Invesco S&P MidCap Momentum ETF	27,331
578	iShares Core S&P Mid-Cap ETF	144,593
		272,332
	PRECIOUS METALS — 1.8%
26,029	abrdn Physical Silver Shares ETF*	601,530
11,210	iShares Gold Trust*	418,918
		1,020,448
	SMALL-CAP — 0.4%
2,082	Dimensional U.S. Small Cap ETF	109,721
608	Invesco S&P SmallCap Momentum ETF	28,159
1,499	JPMorgan Diversified Return U.S. Small Cap Equity ETF	59,750
		197,630
	THEMATIC — 0.4%
7,872	Global X U.S. Infrastructure Development ETF	223,171
	Total Exchange-Traded Funds
	(Cost $31,239,874)	30,932,976

	EXCHANGE-TRADED NOTES — 0.5%

	INDUSTRIAL METALS — 0.5%
13,401	iPath Series B Bloomberg Copper Subindex Total Return ETN*	278,876
	Total Exchange-Traded Notes
	(Cost $281,611)	278,876

	MUTUAL FUNDS — 36.6%
	AGGREGATE BOND — 5.6%
26,126	Allspring Core Plus Bond Fund - Class R6	297,578
101,680	Bond Fund of America - Class F-3	1,180,504

7 SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	AGGREGATE BOND (Continued)
29,291	Federated Hermes Total Return Bond Fund - Class R6	$282,654
21,894	John Hancock Bond Trust - Class R6	298,628
59,962	Vanguard Core Bond Fund, Admiral Shares	1,094,898
		3,154,262
	BANK LOANS — 9.6%
310,229	Fidelity Advisor Floating Rate High Income Fund	2,816,876
273,661	T Rowe Price Institutional Floating Rate Fund - Class Institutional	2,536,841
		5,353,717
	BLEND BROAD MARKET — 0.2%
3,730	DFA U.S. Core Equity 1 Portfolio - Class Institutional	117,045

	BLEND LARGE CAP — 1.8%
11,303	DFA U.S. Large Co. Portfolio - Class Institutional	316,476
4,907	Fidelity 500 Index Fund - Class Institutional Premium	702,214
		1,018,690
	BLEND MID CAP — 0.2%
3,641	Vanguard Strategic Equity Fund - Class Investor	115,029

	EMERGING MARKET STOCK — 0.2%
1,327	New World Fund, Inc. - Class F-3	94,031

	EMERGING MARKETS BOND — 1.0%
24,538	Vanguard Emerging Markets Bond Fund - Class Admiral	543,274

	FOREIGN AGGREGATE BOND — 7.9%
266,618	DFA Short Duration Real Return Portfolio - Class Institutional	2,735,501
158,652	Dodge & Cox Global Bond Fund - Class I	1,646,810
		4,382,311
	FOREIGN BLEND — 0.7%
3,075	DFA International Small Co. Portfolio - Class Institutional	56,912
11,200	Dimensional Global Equity Portfolio - Class Institutional	311,037
1,170	Rainier International Discovery Series - Class Z	26,969
		394,918
	FOREIGN GOVERNMENT BOND — 0.0%
—[1]	DFA World ex U.S. Government Fixed Income Portfolio - Class Institutional	—[2]

	FOREIGN VALUE — 0.4%
6,486	DFA International Value Portfolio - Class Institutional	122,129
6,804	Dodge & Cox Global Stock Fund - Class I	90,152
		212,281

8 SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH BROAD MARKET — 0.2%
1,730	New Perspective Fund - Class R-6	$90,314

	GROWTH LARGE CAP — 0.8%
11,010	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	466,477

	GROWTH SMALL CAP — 0.1%
617	Vanguard Explorer Fund - Class Admiral	57,393

	HIGH YIELD BOND — 2.5%
153,888	American High-Income Trust - Class F-3	1,412,688

	INFLATION PROTECTED — 4.2%
110,282	AB Bond Inflation Strategy Portfolio - Class Advisor	1,172,295
100,404	Lord Abbett Inflation Focused Fund - Class F	1,178,744
		2,351,039
	VALUE LARGE CAP — 1.1%
8,715	Vanguard Windsor Fund - Class Admiral	612,576

	VALUE MID CAP — 0.1%
2,101	DFA U.S. Targeted Value Portfolio - Class Institutional	57,889
	Total Mutual Funds
	(Cost $21,807,063)	20,433,934

	MONEY MARKET FUNDS — 7.4%
4,142,082	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.57%[3]	4,142,082
	Money Market Funds
	(Cost $4,142,082)	4,142,082
	TOTAL INVESTMENTS — 100.0%
	(Cost $57,470,630)	55,787,868
	Liabilities in Excess of Other Assets — (0.0)%	(12,826)
	TOTAL NET ASSETS — 100.0%	$55,775,042

*Non-income producing security.

1Amount represents less than 0.5 shares.

2Amount represents less than $0.50.

3Effective 7 day yield as of March 31, 2023.

See Notes to Financial Statements

9 SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

SUMMARY OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Bank Loans	9.6%
Foreign Aggregate Bond	7.9%
Aggregate Bond	5.6%
Inflation Protected	4.2%
High Yield Bond	2.5%
Blend Large Cap	1.8%
Value Large Cap	1.1%
Emerging Markets Bond	1.0%
Growth Large Cap	0.8%
Foreign Blend	0.7%
Foreign Value	0.4%
Blend Broad Market	0.2%
Blend Mid Cap	0.2%
Emerging Market Stock	0.2%
Growth Broad Market	0.2%
Value Mid Cap	0.1%
Growth Small Cap	0.1%
Foreign Government Bond	0.0%
Total Mutual Funds	36.6%
Exchange-Traded Funds
Aggregate Bond	20.8%
Corporate	18.2%
Large-cap	6.0%
Inflation Protected	2.1%
Fixed Income Emerging Market	2.0%
Precious Metals	1.8%
International	1.0%
Broad Based	0.9%
Consumer Staples	0.7%
Mid-cap	0.5%
Emerging Markets	0.5%
Thematic	0.4%
Small-cap	0.4%
Global	0.1%
Broad Market	0.1%
Total Exchange-Traded Funds	55.5%
Exchange-Traded Notes
Industrial Metals	0.5%
Money Market Funds	7.4%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See Notes to Financial Statements

10 SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 59.1%
	AGGREGATE BOND — 17.9%
35,875	BlackRock Ultra Short-Term Bond ETF	$1,802,719
24,031	Fidelity Total Bond ETF	1,105,426
30,414	First Trust Enhanced Short Maturity ETF	1,809,937
		4,718,082
	BROAD BASED — 1.4%
15,966	Invesco DB Commodity Index Tracking Fund	379,033

	BROAD MARKET — 0.4%
927	Vanguard U.S. Momentum Factor ETF	104,324

	CONSUMER STAPLES — 2.2%
6,332	Fidelity MSCI Consumer Staples Index ETF	285,890
1,416	iShares U.S. Consumer Staples ETF	282,110
		568,000
	CORPORATE — 14.6%
40,665	Franklin Senior Loan ETF	969,860
19,059	iShares 0-5 Year High Yield Corporate Bond ETF	794,379
15,689	iShares Inflation Hedged Corporate Bond ETF	411,209
4,016	SPDR Portfolio Intermediate Term Corporate Bond ETF	130,480
52,516	SPDR Portfolio Short Term Corporate Bond ETF	1,556,049
		3,861,977
	EMERGING MARKETS — 0.5%
1,631	Columbia EM Core ex-China ETF	44,118
1,756	Invesco S&P Emerging Markets Low Volatility ETF	40,792
990	Vanguard FTSE Emerging Markets ETF	39,996
		124,906
	FIXED INCOME EMERGING MARKET — 2.0%
5,976	iShares JP Morgan EM Corporate Bond ETF	260,314
14,040	VanEck Emerging Markets High Yield Bond ETF	258,617
		518,931
	GLOBAL — 0.1%
251	SPDR Global Dow ETF	26,998

	INFLATION PROTECTED — 1.5%
16,572	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	400,545

	INTERNATIONAL — 0.9%
811	Cambria Foreign Shareholder Yield ETF	20,283
662	iShares International Small-Cap Equity Factor ETF	20,577
1,638	Schwab Fundamental International Large Co. Index ETF	51,220
1,620	SPDR Portfolio Developed World ex-US ETF	52,034

11 SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
1,148	Vanguard FTSE Developed Markets ETF	$51,855
1,276	WisdomTree Global ex-US Quality Dividend Growth Fund	45,260
		241,229
	LARGE-CAP — 12.3%
174	Invesco QQQ Trust Series 1	55,842
7,215	Invesco S&P 500 GARP ETF	615,440
3,712	Schwab Fundamental U.S. Large Co. Index ETF	203,863
11,876	Schwab U.S. Dividend Equity ETF	868,848
9,032	Schwab U.S. Large-Cap Growth ETF	588,615
3,526	SPDR Russell 1000 Yield Focus ETF	332,521
4,248	Vanguard Value ETF	586,691
		3,251,820
	MID-CAP — 1.6%
1,824	Invesco S&P MidCap 400 Pure Value ETF	171,967
351	Invesco S&P MidCap Momentum ETF	26,500
868	iShares Core S&P Mid-Cap ETF	217,139
		415,606
	PRECIOUS METALS — 2.6%
15,706	abrdn Physical Silver Shares ETF*	362,966
8,943	iShares Gold Trust*	334,200
		697,166
	SMALL-CAP — 0.7%
1,147	Dimensional U.S. Small Cap ETF	60,447
856	Invesco S&P SmallCap Momentum ETF	39,644
2,142	JPMorgan Diversified Return U.S. Small Cap Equity ETF	85,380
		185,471
	THEMATIC — 0.4%
3,850	Global X U.S. Infrastructure Development ETF	109,148

	Total Exchange-Traded Funds
	(Cost $15,786,134)	15,603,236
	EXCHANGE-TRADED NOTES — 1.0%
	INDUSTRIAL METALS — 1.0%
12,303	iPath Series B Bloomberg Copper Subindex Total Return ETN*	256,026
	Total Exchange-Traded Notes
	(Cost $259,980)	256,026

	MUTUAL FUNDS — 34.5%
	AGGREGATE BOND — 5.6%
11,409	Allspring Core Plus Bond Fund - Class R6	129,947
46,148	Bond Fund of America - Class F-3	535,783

12 SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	AGGREGATE BOND (Continued)
13,855	Federated Hermes Total Return Bond Fund - Class R6	$133,699
10,493	John Hancock Bond Trust - Class R6	143,129
29,343	Vanguard Core Bond Fund, Admiral Shares	535,795
		1,478,353
	BANK LOANS — 7.3%
106,082	Fidelity Advisor Floating Rate High Income Fund	963,221
103,997	T Rowe Price Institutional Floating Rate Fund - Class Institutional	964,054
		1,927,275
	BLEND BROAD MARKET — 0.3%
2,688	DFA U.S. Core Equity 1 Portfolio - Class Institutional	84,350

	BLEND LARGE CAP — 4.4%
20,324	DFA U.S. Large Co. Portfolio - Class Institutional	569,078
4,196	Fidelity 500 Index Fund - Class Institutional Premium	600,411
		1,169,489
	BLEND MID CAP — 0.7%
5,971	Vanguard Strategic Equity Fund - Class Investor	188,612

	EMERGING MARKET STOCK — 0.2%
598	New World Fund, Inc. - Class F-3	42,362

	EMERGING MARKETS BOND — 1.0%
11,825	Vanguard Emerging Markets Bond Fund - Class Admiral	261,805

	FOREIGN AGGREGATE BOND — 5.7%
68,706	DFA Short Duration Real Return Portfolio - Class Institutional	704,922
75,930	Dodge & Cox Global Bond Fund - Class I	788,158
		1,493,080
	FOREIGN BLEND — 0.7%
1,009	DFA International Small Co. Portfolio - Class Institutional	18,684
5,348	Dimensional Global Equity Portfolio - Class Institutional	148,503
881	Rainier International Discovery Series - Class Z	20,308
		187,495
	FOREIGN VALUE — 0.4%
2,690	DFA International Value Portfolio - Class Institutional	50,659
3,851	Dodge & Cox Global Stock Fund - Class I	51,028
		101,687
	GROWTH BROAD MARKET — 0.2%
1,083	New Perspective Fund - Class R-6	56,566

13 SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH LARGE CAP — 2.0%
12,175	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	$515,877
	GROWTH SMALL CAP — 0.1%
430	Vanguard Explorer Fund - Class Admiral	40,002

	HIGH YIELD BOND — 2.5%
1	AB High Yield Portfolio - Class Advisor	6
70,862	American High-Income Trust - Class F-3	650,510
		650,516
	INFLATION PROTECTED — 1.5%
19,135	AB Bond Inflation Strategy Portfolio - Class Advisor	203,403
17,052	Lord Abbett Inflation Focused Fund - Class F	200,193
		403,596
	VALUE LARGE CAP — 1.9%
7,168	Vanguard Windsor Fund - Class Admiral	503,839
	Total Mutual Funds
	(Cost $9,844,621)	9,104,904

	MONEY MARKET FUNDS — 5.4%
1,313,984	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.57%[2]	1,313,984
110,237	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.66%[2]	110,237

	Money Market Funds
	(Cost $1,424,221)	1,424,221
	TOTAL INVESTMENTS — 100.0%
	(Cost $27,314,956)	26,388,387
	Liabilities in Excess of Other Assets — (0.0)%	(10,492)
	TOTAL NET ASSETS — 100.0%	$26,377,895

*Non-income producing security.

1Effective 7 day yield as of March 31, 2023.

See Notes to Financial Statements

14 SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

SUMMARY OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Bank Loans	7.3%
Foreign Aggregate Bond	5.7%
Aggregate Bond	5.6%
Blend Large Cap	4.4%
High Yield Bond	2.5%
Growth Large Cap	2.0%
Value Large Cap	1.9%
Inflation Protected	1.5%
Emerging Markets Bond	1.0%
Blend Mid Cap	0.7%
Foreign Blend	0.7%
Foreign Value	0.4%
Blend Broad Market	0.3%
Growth Broad Market	0.2%
Emerging Market Stock	0.2%
Growth Small Cap	0.1%
Total Mutual Funds	34.5%
Exchange-Traded Funds
Aggregate Bond	17.9%
Corporate	14.6%
Large-cap	12.3%
Precious Metals	2.6%
Consumer Staples	2.2%
Fixed Income Emerging Market	2.0%
Mid-cap	1.6%
Inflation Protected	1.5%
Broad Based	1.4%
International	0.9%
Small-cap	0.7%
Emerging Markets	0.5%
Thematic	0.4%
Broad Market	0.4%
Global	0.1%
Total Exchange-Traded Funds	59.1%
Exchange-Traded Notes
Industrial Metals	1.0%
Money Market Funds	5.4%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See Notes to Financial Statements

15 SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 58.6%
	AGGREGATE BOND — 7.8%
130,061	Fidelity Total Bond ETF	$5,982,806
96,568	First Trust Enhanced Short Maturity ETF	5,746,762
		11,729,568
	BROAD BASED — 1.7%
106,927	Invesco DB Commodity Index Tracking Fund	2,538,447

	BROAD MARKET — 0.5%
7,059	Vanguard U.S. Momentum Factor ETF	794,412

	CONSUMER STAPLES — 4.2%
70,146	Fidelity MSCI Consumer Staples Index ETF	3,167,092
15,688	iShares U.S. Consumer Staples ETF	3,125,520
		6,292,612
	CORPORATE — 10.4%
176,231	Franklin Senior Loan ETF	4,203,109
113,398	iShares 0-5 Year High Yield Corporate Bond ETF	4,726,429
86,894	iShares Inflation Hedged Corporate Bond ETF	2,277,492
22,827	SPDR Portfolio Intermediate Term Corporate Bond ETF	741,649
124,231	SPDR Portfolio Short Term Corporate Bond ETF	3,680,964
		15,629,643
	EMERGING MARKETS — 0.9%
17,508	Columbia EM Core ex-China ETF	473,591
19,668	Invesco S&P Emerging Markets Low Volatility ETF	456,888
11,085	Vanguard FTSE Emerging Markets ETF	447,834
		1,378,313
	FIXED INCOME EMERGING MARKET — 1.7%
26,715	iShares JP Morgan EM Corporate Bond ETF	1,163,705
79,812	VanEck Emerging Markets High Yield Bond ETF	1,470,137
		2,633,842
	GLOBAL — 0.6%
8,583	SPDR Global Dow ETF	923,206

	INFLATION PROTECTED — 2.4%
152,202	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	3,678,722

	INTERNATIONAL — 2.3%
8,609	Cambria Foreign Shareholder Yield ETF	215,311
8,095	iShares International Small-Cap Equity Factor ETF	251,612
23,853	Schwab Fundamental International Large Co. Index ETF	745,883
23,571	SPDR Portfolio Developed World ex-US ETF	757,101
16,687	Vanguard FTSE Developed Markets ETF	753,752

16 SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
21,575	WisdomTree Global ex-US Quality Dividend Growth Fund	$765,265
		3,488,924
	LARGE-CAP — 18.5%
2,422	Invesco QQQ Trust Series 1	777,292
55,809	Invesco S&P 500 GARP ETF	4,760,508
63,827	Schwab Fundamental U.S. Large Co. Index ETF	3,505,379
101,470	Schwab U.S. Dividend Equity ETF	7,423,545
50,608	Schwab U.S. Large-Cap Growth ETF	3,298,123
24,484	SPDR Russell 1000 Yield Focus ETF	2,308,976
42,590	Vanguard Value ETF	5,882,105
		27,955,928
	MID-CAP — 2.7%
12,589	Invesco S&P MidCap 400 Pure Value ETF	1,186,891
1,963	Invesco S&P MidCap Momentum ETF	148,206
11,099	iShares Core S&P Mid-Cap ETF	2,776,526
		4,111,623
	PRECIOUS METALS — 2.9%
107,222	abrdn Physical Silver Shares ETF*	2,477,901
49,779	iShares Gold Trust*	1,860,241
		4,338,142
	SMALL-CAP — 1.2%
11,879	Dimensional U.S. Small Cap ETF	626,023
6,486	Invesco S&P SmallCap Momentum ETF	300,388
21,529	JPMorgan Diversified Return U.S. Small Cap Equity ETF	858,146
		1,784,557
	THEMATIC — 0.8%
42,774	Global X U.S. Infrastructure Development ETF	1,212,643

	Total Exchange-Traded Funds
	(Cost $88,131,219)	88,490,582
	EXCHANGE-TRADED NOTES — 1.0%
	INDUSTRIAL METALS — 1.0%
71,381	iPath Series B Bloomberg Copper Subindex Total Return ETN*	1,485,446
	Total Exchange-Traded Notes
	(Cost $1,577,890)	1,485,446
	MUTUAL FUNDS — 35.4%
	AGGREGATE BOND — 3.6%
26,523	Allspring Core Plus Bond Fund - Class R6	302,101
189,452	Bond Fund of America - Class F-3	2,199,539
—[2]	Columbia Bond Fund - Class I3	—[3]

17 SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	AGGREGATE BOND (Continued)
77,069	Federated Hermes Total Return Bond Fund - Class R6	$743,718
123,810	Vanguard Core Bond Fund, Admiral Shares	2,260,774
		5,506,132
	BANK LOANS — 5.3%
437,234	Fidelity Advisor Floating Rate High Income Fund	3,970,085
428,175	T Rowe Price Institutional Floating Rate Fund - Class Institutional	3,969,183
		7,939,268
	BLEND BROAD MARKET — 0.5%
25,297	DFA U.S. Core Equity 1 Portfolio - Class Institutional	793,827

	BLEND LARGE CAP — 5.5%
126,333	DFA U.S. Large Co. Portfolio - Class Institutional	3,537,317
33,182	Fidelity 500 Index Fund - Class Institutional Premium	4,748,329
		8,285,646
	BLEND MID CAP — 1.6%
75,153	Vanguard Strategic Equity Fund - Class Investor	2,374,082

	EMERGING MARKET STOCK — 0.3%
6,489	New World Fund, Inc. - Class F-3	459,826

	EMERGING MARKETS BOND — 0.8%
54,754	Vanguard Emerging Markets Bond Fund - Class Admiral	1,212,248

	FOREIGN AGGREGATE BOND — 3.7%
—[2]	Delaware Diversified Income Fund - Class R6	—[3]
222,561	DFA Short Duration Real Return Portfolio - Class Institutional	2,283,477
323,920	Dodge & Cox Global Bond Fund - Class I	3,362,288
		5,645,765
	FOREIGN BLEND — 1.7%
12,296	DFA International Small Co. Portfolio - Class Institutional	227,597
74,613	Dimensional Global Equity Portfolio - Class Institutional	2,072,004
10,061	Rainier International Discovery Series - Class Z	232,011
		2,531,612
	FOREIGN VALUE — 1.1%
38,365	DFA International Value Portfolio - Class Institutional	722,411
72,385	Dodge & Cox Global Stock Fund - Class I	959,102
		1,681,513
	GROWTH BROAD MARKET — 0.6%
18,571	New Perspective Fund - Class R-6	969,614

18 SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH LARGE CAP — 2.2%
77,133	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	$3,268,112

	GROWTH SMALL CAP — 0.3%
4,813	Vanguard Explorer Fund - Class Admiral	447,474

	HIGH YIELD BOND — 2.0%
322,431	American High-Income Trust - Class F-3	2,959,915

	INFLATION PROTECTED — 2.0%
142,804	AB Bond Inflation Strategy Portfolio - Class Advisor	1,518,002
127,474	Lord Abbett Inflation Focused Fund - Class F	1,496,547
		3,014,549
	VALUE LARGE CAP — 3.4%
73,920	Vanguard Windsor Fund - Class Admiral	5,195,824

	VALUE MID CAP — 0.8%
42,218	DFA U.S. Targeted Value Portfolio - Class Institutional	1,163,113
	Total Mutual Funds
	(Cost $56,211,594)	53,448,520

	MONEY MARKET FUNDS — 5.1%
7,375,203	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.57%[4]	7,375,203
288,052	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.66%[4]	288,052
	Money Market Funds
	(Cost $7,663,255)	7,663,255
	TOTAL INVESTMENTS — 100.1%
	(Cost $153,583,958)	151,087,803
	Liabilities in Excess of Other Assets — (0.1)%	(175,655)
	TOTAL NET ASSETS — 100.0%	$150,912,148

*Non-income producing security.

1Amount represents less than 0.5 shares.

2Amount represents less than $0.50.

3Effective 7 day yield as of March 31, 2023.

See Notes to Financial Statements

19 SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

SUMMARY OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Blend Large Cap	5.5%
Bank Loans	5.3%
Foreign Aggregate Bond	3.7%
Aggregate Bond	3.6%
Value Large Cap	3.4%
Growth Large Cap	2.2%
Inflation Protected	2.0%
High Yield Bond	2.0%
Foreign Blend	1.7%
Blend Mid Cap	1.6%
Foreign Value	1.1%
Emerging Markets Bond	0.8%
Value Mid Cap	0.8%
Growth Broad Market	0.6%
Blend Broad Market	0.5%
Emerging Market Stock	0.3%
Growth Small Cap	0.3%
Total Mutual Funds	35.4%
Exchange-Traded Funds
Large-cap	18.5%
Corporate	10.4%
Aggregate Bond	7.8%
Consumer Staples	4.2%
Precious Metals	2.9%
Mid-cap	2.7%
Inflation Protected	2.4%
International	2.3%
Fixed Income Emerging Market	1.7%
Broad Based	1.7%
Small-cap	1.2%
Emerging Markets	0.9%
Thematic	0.8%
Global	0.6%
Broad Market	0.5%
Total Exchange-Traded Funds	58.6%
Exchange-Traded Notes
Industrial Metals	1.0%
Money Market Funds	5.1%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See Notes to Financial Statements

20 SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 56.8%
	AGGREGATE BOND — 3.8%
118,876	Fidelity Total Bond ETF	$5,468,296
68,895	First Trust Enhanced Short Maturity ETF	4,099,941
		9,568,237
	BROAD BASED — 1.7%
180,894	Invesco DB Commodity Index Tracking Fund	4,294,424

	BROAD MARKET — 0.6%
14,449	Vanguard U.S. Momentum Factor ETF	1,626,075

	CONSUMER STAPLES — 4.0%
111,210	Fidelity MSCI Consumer Staples Index ETF	5,021,131
24,872	iShares U.S. Consumer Staples ETF	4,955,249
		9,976,380
	CORPORATE — 4.9%
160,077	Franklin Senior Loan ETF	3,817,836
118,701	iShares 0-5 Year High Yield Corporate Bond ETF	4,947,458
91,841	iShares Inflation Hedged Corporate Bond ETF	2,407,153
37,515	SPDR Portfolio Intermediate Term Corporate Bond ETF	1,218,862
		12,391,309
	EMERGING MARKETS — 0.9%
26,212	Columbia EM Core ex-China ETF	709,035
31,339	Invesco S&P Emerging Markets Low Volatility ETF	728,005
17,664	Vanguard FTSE Emerging Markets ETF	713,625
		2,150,665
	FIXED INCOME EMERGING MARKET — 1.5%
28,509	iShares JP Morgan EM Corporate Bond ETF	1,241,852
131,165	VanEck Emerging Markets High Yield Bond ETF	2,416,059
		3,657,911
	GLOBAL — 1.1%
25,862	SPDR Global Dow ETF	2,781,771

	INFLATION PROTECTED — 1.4%
144,781	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	3,499,357

	INTERNATIONAL — 2.6%
21,261	Cambria Foreign Shareholder Yield ETF	531,738
16,770	iShares International Small-Cap Equity Factor ETF	521,252
49,946	Schwab Fundamental International Large Co. Index ETF	1,561,811
42,748	SPDR Portfolio Developed World ex-US ETF	1,373,066
29,223	Vanguard FTSE Developed Markets ETF	1,320,003

21 SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
37,799	WisdomTree Global ex-US Quality Dividend Growth Fund	$1,340,730
		6,648,600
	LARGE-CAP — 23.8%
8,566	Invesco QQQ Trust Series 1	2,749,086
95,933	Invesco S&P 500 GARP ETF	8,183,085
133,795	Schwab Fundamental U.S. Large Co. Index ETF	7,348,021
196,986	Schwab U.S. Dividend Equity ETF	14,411,496
106,809	Schwab U.S. Large-Cap Growth ETF	6,960,743
58,924	SPDR Russell 1000 Yield Focus ETF	5,556,857
105,756	Vanguard Value ETF	14,605,961
		59,815,249
	MID-CAP — 3.9%
33,816	Invesco S&P MidCap 400 Pure Value ETF	3,188,172
3,097	Invesco S&P MidCap Momentum ETF	233,824
25,333	iShares Core S&P Mid-Cap ETF	6,337,303
		9,759,299
	PRECIOUS METALS — 3.8%
220,093	abrdn Physical Silver Shares ETF*	5,086,349
122,240	iShares Gold Trust*	4,568,109
		9,654,458
	SMALL-CAP — 1.8%
19,428	Dimensional U.S. Small Cap ETF	1,023,856
20,788	Invesco S&P SmallCap Momentum ETF	962,759
63,398	JPMorgan Diversified Return U.S. Small Cap Equity ETF	2,527,044
		4,513,659
	THEMATIC — 1.0%
91,617	Global X U.S. Infrastructure Development ETF	2,597,342

	Total Exchange-Traded Funds
	(Cost $140,573,470)	142,934,736
	EXCHANGE-TRADED NOTES — 1.3%
	INDUSTRIAL METALS — 1.3%
161,348	iPath Series B Bloomberg Copper Subindex Total Return ETN*	3,357,668
	Total Exchange-Traded Notes
	(Cost $3,570,466)	3,357,668

	MUTUAL FUNDS — 37.0%
	AGGREGATE BOND — 1.9%
103,433	Allspring Core Plus Bond Fund - Class R6	1,178,099
110,182	Bond Fund of America - Class F-3	1,279,214
50,476	Federated Hermes Total Return Bond Fund - Class R6	487,090

22 SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	AGGREGATE BOND (Continued)
103,107	Vanguard Core Bond Fund, Admiral Shares	$1,882,734
		4,827,137
	BANK LOANS — 3.2%
507,911	Fidelity Advisor Floating Rate High Income Fund	4,611,832
379,834	T Rowe Price Institutional Floating Rate Fund - Class Institutional	3,521,060
		8,132,892
	BLEND BROAD MARKET — 0.3%
19,942	DFA U.S. Core Equity 1 Portfolio - Class Institutional	625,768

	BLEND LARGE CAP — 5.5%
225,684	DFA U.S. Large Co. Portfolio - Class Institutional	6,319,146
53,360	Fidelity 500 Index Fund - Class Institutional Premium	7,635,863
		13,955,009
	BLEND MID CAP — 2.3%
183,269	Vanguard Strategic Equity Fund - Class Investor	5,789,458

	EMERGING MARKET STOCK — 0.0%
1,127	New World Fund, Inc. - Class F-3	79,857

	EMERGING MARKETS BOND — 0.5%
58,899	Vanguard Emerging Markets Bond Fund - Class Admiral	1,304,026

	FOREIGN AGGREGATE BOND — 1.1%
256,015	Dodge & Cox Global Bond Fund - Class I	2,657,439

	FOREIGN BLEND — 4.8%
26,943	DFA International Small Co. Portfolio - Class Institutional	498,713
399,863	Dimensional Global Equity Portfolio - Class Institutional	11,104,202
22,365	Rainier International Discovery Series - Class Z	515,745
		12,118,660
	FOREIGN GROWTH — 0.0%
—[2]	WCM International Small Cap Growth Fund - Class Institutional*	—[3]

	FOREIGN VALUE — 1.7%
84,897	DFA International Value Portfolio - Class Institutional	1,598,602
191,701	Dodge & Cox Global Stock Fund - Class I	2,540,044
		4,138,646
	GROWTH BROAD MARKET — 2.1%
99,478	New Perspective Fund - Class R-6	5,193,728

23 SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH LARGE CAP — 2.6%
153,018	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	$6,483,391

	GROWTH SMALL CAP — 0.5%
14,476	Vanguard Explorer Fund - Class Admiral	1,345,956

	HIGH YIELD BOND — 1.5%
401,982	American High-Income Trust - Class F-3	3,690,191

	INFLATION PROTECTED — 2.1%
227,544	AB Bond Inflation Strategy Portfolio - Class Advisor	2,418,798
252,061	Lord Abbett Inflation Focused Fund - Class F	2,959,196
		5,377,994
	VALUE LARGE CAP — 5.7%
205,165	Vanguard Windsor Fund - Class Admiral	14,421,081

	VALUE MID CAP — 1.2%
111,692	DFA U.S. Targeted Value Portfolio - Class Institutional	3,077,105

	Total Mutual Funds
	(Cost $95,928,997)	93,218,338

	MONEY MARKET FUNDS — 4.9%
10,004,631	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.57%[4]	10,004,631
2,258,712	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.66%[4]	2,258,712
	Money Market Funds
	(Cost $12,263,343)	12,263,343
	TOTAL INVESTMENTS — 100.0%
	(Cost $252,336,276)	251,774,085
	Liabilities in Excess of Other Assets — (0.0)%	(39,806)
	TOTAL NET ASSETS — 100.0%	$251,734,279

*Non-income producing security.

1Amount represents less than 0.5 shares.

2Amount represents less than $0.50.

3Effective 7 day yield as of March 31, 2023.

See Notes to Financial Statements

24 SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

SUMMARY OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Value Large Cap	5.7%
Blend Large Cap	5.5%
Foreign Blend	4.8%
Bank Loans	3.2%
Growth Large Cap	2.6%
Blend Mid Cap	2.3%
Inflation Protected	2.1%
Growth Broad Market	2.1%
Aggregate Bond	1.9%
Foreign Value	1.7%
High Yield Bond	1.5%
Value Mid Cap	1.2%
Foreign Aggregate Bond	1.1%
Growth Small Cap	0.5%
Emerging Markets Bond	0.5%
Blend Broad Market	0.3%
Emerging Market Stock	0.0%
Foreign Growth	0.0%
Total Mutual Funds	37.0%
Exchange-Traded Funds
Large-cap	23.8%
Corporate	4.9%
Consumer Staples	4.0%
Mid-cap	3.9%
Precious Metals	3.8%
Aggregate Bond	3.8%
International	2.6%
Small-cap	1.8%
Broad Based	1.7%
Fixed Income Emerging Market	1.5%
Inflation Protected	1.4%
Global	1.1%
Thematic	1.0%
Emerging Markets	0.9%
Broad Market	0.6%
Total Exchange-Traded Funds	56.8%
Exchange-Traded Notes
Industrial Metals	1.3%
Money Market Funds	4.9%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See Notes to Financial Statements

25 SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 56.3%
	AGGREGATE BOND — 1.2%
41,994	Fidelity Total Bond ETF	$1,931,724

	BROAD BASED — 1.9%
132,848	Invesco DB Commodity Index Tracking Fund	3,153,811

	BROAD MARKET — 1.2%
17,033	Vanguard U.S. Momentum Factor ETF	1,916,875

	CONSUMER STAPLES — 4.0%
71,814	Fidelity MSCI Consumer Staples Index ETF	3,242,402
16,214	iShares U.S. Consumer Staples ETF	3,230,315
		6,472,717
	CORPORATE — 2.9%
81,458	Franklin Senior Loan ETF	1,942,773
38,138	iShares 0-5 Year High Yield Corporate Bond ETF	1,589,592
46,001	iShares Inflation Hedged Corporate Bond ETF	1,205,686
		4,738,051
	EMERGING MARKETS — 1.2%
22,483	Columbia EM Core ex-China ETF	608,165
27,281	Invesco S&P Emerging Markets Low Volatility ETF	633,738
15,963	Vanguard FTSE Emerging Markets ETF	644,905
		1,886,808
	FIXED INCOME EMERGING MARKET — 0.4%
13,417	iShares JP Morgan EM Corporate Bond ETF	584,445

	GLOBAL — 1.6%
24,173	SPDR Global Dow ETF	2,600,099

	INFLATION PROTECTED — 0.7%
43,942	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	1,062,078

	INTERNATIONAL — 3.1%
19,754	Cambria Foreign Shareholder Yield ETF	494,048
14,868	iShares International Small-Cap Equity Factor ETF	462,133
38,827	Schwab Fundamental International Large Co. Index ETF	1,214,120
30,565	SPDR Portfolio Developed World ex-US ETF	981,748
19,790	Vanguard FTSE Developed Markets ETF	893,914
25,899	WisdomTree Global ex-US Quality Dividend Growth Fund	918,638
		4,964,601
	LARGE-CAP — 28.9%
5,424	Invesco QQQ Trust Series 1	1,740,724

26 SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	LARGE-CAP (Continued)
115,492	Invesco S&P 500 GARP ETF	$9,851,468
118,798	Schwab Fundamental U.S. Large Co. Index ETF	6,524,386
142,586	Schwab U.S. Dividend Equity ETF	10,431,592
55,853	Schwab U.S. Large-Cap Growth ETF	3,639,940
51,486	SPDR Russell 1000 Yield Focus ETF	4,855,413
69,991	Vanguard Value ETF	9,666,457
		46,709,980
	MID-CAP — 2.4%
5,033	Invesco S&P MidCap 400 Pure Value ETF	474,511
4,696	Invesco S&P MidCap Momentum ETF	354,548
12,372	iShares Core S&P Mid-Cap ETF	3,094,980
		3,924,039
	PRECIOUS METALS — 3.9%
147,460	abrdn Physical Silver Shares ETF*	3,407,801
75,760	iShares Gold Trust*	2,831,151
		6,238,952
	SMALL-CAP — 1.9%
12,228	Dimensional U.S. Small Cap ETF	644,416
24,319	Invesco S&P SmallCap Momentum ETF	1,126,291
32,455	JPMorgan Diversified Return U.S. Small Cap Equity ETF	1,293,656
		3,064,363
	THEMATIC — 1.0%
57,210	Global X U.S. Infrastructure Development ETF	1,621,903

	Total Exchange-Traded Funds
	(Cost $88,159,340)	90,870,446
	EXCHANGE-TRADED NOTES — 1.3%
	INDUSTRIAL METALS — 1.3%
100,020	iPath Series B Bloomberg Copper Subindex Total Return ETN*	2,081,426
	Total Exchange-Traded Notes
	(Cost $2,188,077)	2,081,426
	MUTUAL FUNDS — 38.8%
	AGGREGATE BOND — 0.9%
78,283	Vanguard Core Bond Fund, Admiral Shares	1,429,444

	BLEND BROAD MARKET — 2.0%
103,786	DFA U.S. Core Equity 1 Portfolio - Class Institutional	3,256,819

	BLEND LARGE CAP — 11.3%
295,483	DFA U.S. Large Co. Portfolio - Class Institutional	8,273,528

27 SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP (Continued)
69,376	Fidelity 500 Index Fund - Class Institutional Premium	$9,927,713
		18,201,241
	BLEND MID CAP — 1.6%
81,925	Vanguard Strategic Equity Fund - Class Investor	2,588,006

	EMERGING MARKET STOCK — 0.4%
9,160	New World Fund, Inc. - Class F-3	649,043

	EMERGING MARKETS BOND — 0.5%
33,372	Vanguard Emerging Markets Bond Fund - Class Admiral	738,855

	FOREIGN AGGREGATE BOND — 0.5%
77,705	Dodge & Cox Global Bond Fund - Class I	806,580

	FOREIGN BLEND — 5.3%
25,941	DFA International Small Co. Portfolio - Class Institutional	480,164
277,282	Dimensional Global Equity Portfolio - Class Institutional	7,700,135
19,945	Rainier International Discovery Series - Class Z	459,940
		8,640,239
	FOREIGN VALUE — 2.2%
49,711	DFA International Value Portfolio - Class Institutional	936,067
198,986	Dodge & Cox Global Stock Fund - Class I	2,636,570
		3,572,637
	GROWTH BROAD MARKET — 1.5%
47,319	New Perspective Fund - Class R-6	2,470,500

	GROWTH LARGE CAP — 2.2%
82,101	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	3,478,623

	GROWTH SMALL CAP — 1.0%
17,288	Vanguard Explorer Fund - Class Admiral	1,607,481

	INFLATION PROTECTED — 1.0%
74,476	AB Bond Inflation Strategy Portfolio - Class Advisor	791,677
67,023	Lord Abbett Inflation Focused Fund - Class F	786,849
		1,578,526
	VALUE LARGE CAP — 6.1%
141,301	Vanguard Windsor Fund - Class Admiral	9,932,044

28 SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE MID CAP — 2.3%
133,436	DFA U.S. Targeted Value Portfolio - Class Institutional	$3,676,149
	Total Mutual Funds
	(Cost $65,569,459)	62,626,187
	MONEY MARKET FUNDS — 3.6%
5,378,557	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.57%[1]	5,378,557
384,093	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.66%[1]	384,093
	Money Market Funds
	(Cost $5,762,650)	5,762,650

	TOTAL INVESTMENTS — 100.0%
	(Cost $161,679,526)	161,340,709

	Other Assets in Excess of Liabilities — 0.0%	33,623
	TOTAL NET ASSETS — 100.0%	$161,374,332

*Non-income producing security.

1Effective 7 day yield as of March 31, 2023.

See Notes to Financial Statements

29 SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

SUMMARY OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Blend Large Cap	11.3%
Value Large Cap	6.1%
Foreign Blend	5.3%
Value Mid Cap	2.3%
Foreign Value	2.2%
Growth Large Cap	2.2%
Blend Broad Market	2.0%
Blend Mid Cap	1.6%
Growth Broad Market	1.5%
Growth Small Cap	1.0%
Inflation Protected	1.0%
Aggregate Bond	0.9%
Foreign Aggregate Bond	0.5%
Emerging Markets Bond	0.5%
Emerging Market Stock	0.4%
Total Mutual Funds	38.8%
Exchange-Traded Funds
Large-cap	28.9%
Consumer Staples	4.0%
Precious Metals	3.9%
International	3.1%
Corporate	2.9%
Mid-cap	2.4%
Broad Based	1.9%
Small-cap	1.9%
Global	1.6%
Aggregate Bond	1.2%
Broad Market	1.2%
Emerging Markets	1.2%
Thematic	1.0%
Inflation Protected	0.7%
Fixed Income Emerging Market	0.4%
Total Exchange-Traded Funds	56.3%
Exchange-Traded Notes
Industrial Metals	1.3%
Money Market Funds	3.6%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See Notes to Financial Statements

30 SEMI ANNUAL REPORT

This Page Intentionally Left Blank

31 SEMI ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2023 (Unaudited)

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Assets:
Investments, at cost	$23,053,453	$57,470,630	$27,314,956	$153,583,958	$252,336,276	$161,679,526
Investments, at value	22,656,422	55,787,868	26,388,387	151,087,803	251,774,085	161,340,709
Receivables:
Fund shares sold	1,828	10,100	8,538	52,677	86,080	199,800
Dividends and interest	46,902	40,922	13,536	82,643	107,146	41,003
Prepaid expenses	3,124	3,890	2,368	8,941	10,388	7,830
Total assets	22,708,276	55,842,780	26,412,829	151,232,064	251,977,699	161,589,342

Liabilities:
Payables:
Due to custodian	2,894	7,827	2,194	12,210	17,256	-
Investment securities purchased	5,033	-	-	22,332	38,790	-
Fund shares redeemed	-	18,134	1,572	182,161	39,366	128,819
Investment advisory fees	5,640	17,859	8,406	48,016	79,304	50,993
Shareholder servicing fees (Note 2)	2,870	2,940	1,600	7,476	7,429	833
Distribution fees (Note 2)	2,850	(103)	936	9,005	9,133	2,991
Fund services fees	8,687	9,653	9,817	20,102	30,664	18,728
Audit and tax fees	7,983	7,988	7,983	7,977	7,982	7,988
Printing fees	95	520	97	2,694	4,312	1,833
Other accrued expenses	1,946	2,920	2,329	7,943	9,184	2,825
Total liabilities	37,998	67,738	34,934	319,916	243,420	215,010
Net Assets	$22,670,278	$55,775,042	$26,377,895	$150,912,148	$251,734,279	$161,374,332

Components of Net Assets:
Paid-in capital	$24,623,543	$61,186,101	$28,968,667	$163,178,675	$264,187,154	$165,964,076
Accumulated deficit	(1,953,265)	(5,411,059)	(2,590,772)	(12,266,527)	(12,452,875)	(4,589,744)
Net Assets	$22,670,278	$55,775,042	$26,377,895	$150,912,148	$251,734,279	$161,374,332

Maximum Offering Price per Share:
Service Class Shares:
Net assets applicable to shares outstanding	$10,884,803	$40,166,545	$18,249,736	$113,473,009	$211,701,401	$149,075,099
Shares of beneficial interest issued and outstanding	1,151,319	4,284,854	1,912,252	11,967,710	21,458,624	13,368,256
Net asset value, offering and redemption price per share	$9.45	$9.37	$9.54	$9.48	$9.87	$11.15
Class R4 Shares:
Net assets applicable to shares outstanding	$11,785,475	$15,608,497	$8,128,159	$37,439,139	$40,032,878	$12,299,233
Shares of beneficial interest issued and outstanding	1,226,430	1,659,621	832,854	3,952,135	4,027,627	1,102,342
Net asset value, offering and redemption price per share	$9.61	$9.40	$9.76	$9.47	$9.94	$11.16

See Notes to Financial Statements

32 SEMI ANNUAL REPORT

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2023 (Unaudited)

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Investment income:
Dividends	$479,094	$1,085,418	$476,379	$2,313,863	$3,167,912	$1,585,608
Interest	34,097	74,888	25,813	136,803	222,873	166,670
Total investment income	513,191	1,160,306	502,192	2,450,666	3,390,785	1,752,278

Expenses:
Contractual investment advisory fees (Note 2)	52,002	126,533	60,260	336,682	547,732	344,596
Shareholder servicing fees R4 (Note 2)	9,103	11,643	6,340	27,640	29,470	10,004
Distribution fees - Class R4 (Note 2)	15,171	19,406	10,567	46,066	49,118	16,673
Fund accounting and administration fees (Note 2)	15,365	26,920	16,660	59,592	92,121	60,498
Transfer agent fees and expenses (Note 2)	6,925	7,535	7,105	8,656	9,638	8,569
Custody fees	7,791	6,799	5,540	8,446	13,819	9,209
Audit and tax fees	7,983	7,987	7,983	7,983	7,983	7,987
Filing and registration fees	4,452	6,684	4,653	12,625	17,099	11,884
Legal fees	4,136	10,345	4,858	27,626	43,858	26,392
Trustee fees	1,605	3,942	1,907	10,602	16,774	10,059
Insurance fees	1,172	2,672	1,278	7,173	11,258	6,623
Chief Compliance Officer fees	759	1,734	821	4,586	7,242	4,319
Printing fees	178	279	211	735	1,132	694
Other expenses	6,124	6,931	6,321	8,685	10,314	8,239
Total expenses	132,766	239,410	134,504	567,097	857,558	525,746
Advisory fee waivers (Note 2)	(16,044)	(19,683)	(10,649)	(52,373)	(85,203)	(53,604)
Net expenses	116,722	219,727	123,855	514,724	772,355	472,142
Net investment income	396,469	940,579	378,337	1,935,942	2,618,430	1,280,136

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(550,085)	(1,751,988)	(1,031,647)	(4,620,965)	(6,233,513)	(2,613,134)
Distributions of long-term realized gains from regulated investment companies	9,827	154,994	143,706	1,247,812	3,257,682	2,358,600
Net realized loss	(540,258)	(1,596,994)	(887,941)	(3,373,153)	(2,975,831)	(254,534)
Net change in unrealized appreciation/depreciation on:
Investments	1,050,046	4,033,829	2,509,550	15,735,593	27,866,991	17,914,034
Net change in unrealized appreciation/depreciation	1,050,046	4,033,829	2,509,550	15,735,593	27,866,991	17,914,034
Net realized and unrealized gain	509,788	2,436,835	1,621,609	12,362,440	24,891,160	17,659,500

Net Increase in Net Assets from Operations	$906,257	$3,377,414	$1,999,946	$14,298,382	$27,509,590	$18,939,636

See Notes to Financial Statements

33 SEMI ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended March 31, 2023 (Unaudited)

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$396,469	$390,200	$940,579	$1,350,996	$378,337	$610,509
Net realized loss on investments	(540,258)	(1,048,171)	(1,596,994)	(1,981,685)	(887,941)	(147,867)
Net change in unrealized appreciation/depreciation on investments	1,050,046	(1,579,710)	4,033,829	(6,652,048)	2,509,550	(4,487,130)
Net increase (decrease) in net assets resulting from operations	906,257	(2,237,681)	3,377,414	(7,282,737)	1,999,946	(4,024,488)

Distributions to Shareholders:
Distributions:
Service Class	(211,730)	(801,307)	(570,457)	(6,330,411)	(288,419)	(2,934,536)
Class R4	(196,582)	(828,126)	(184,244)	(1,995,406)	(115,938)	(1,048,949)
Total distributions to shareholders	(408,312)	(1,629,433)	(754,701)	(8,325,817)	(404,357)	(3,983,485)

Capital Transactions:
Net proceeds from shares sold:
Service Class	1,108,150	5,380,004	1,792,911	8,265,641	1,415,495	3,406,346
Class R4	633,509	5,913,334	936,973	3,932,466	798,602	3,389,920
Reinvestment of distributions:
Service Class	211,730	762,127	570,457	6,330,411	288,419	2,934,536
Class R4	196,582	828,127	184,244	1,995,407	115,938	1,048,949
Cost of shares redeemed:
Service Class	(1,517,977)	(5,085,833)	(4,844,417)	(11,846,843)	(2,224,309)	(6,633,782)
Class R4	(2,097,797)	(4,633,138)	(1,599,873)	(3,825,480)	(1,249,658)	(2,204,469)
Net increase (decrease) in net assets from capital transactions	(1,465,803)	3,164,621	(2,959,705)	4,851,602	(855,513)	1,941,500

Total increase (decrease) in net assets	(967,858)	(702,493)	(336,992)	(10,756,952)	740,076	(6,066,473)

Net Assets:
Beginning of period	23,638,136	24,340,629	56,112,034	66,868,986	25,637,819	31,704,292
End of period	$22,670,278	$23,638,136	$55,775,042	$56,112,034	$26,377,895	$25,637,819
Capital Share Transactions:
Shares sold:
Service Class	118,098	522,222	194,028	808,116	150,592	318,805
Class R4	66,501	580,934	100,801	398,878	83,192	311,714
Shares reinvested:
Service Class	22,840	75,112	62,345	614,782	31,046	275,958
Class R4	20,846	80,178	20,048	193,103	12,191	96,388
Shares redeemed:
Service Class	(162,137)	(498,278)	(525,803)	(1,181,622)	(236,335)	(636,763)
Class R4	(220,099)	(463,022)	(172,391)	(377,347)	(128,980)	(216,084)
Net increase (decrease) in capital share transactions	(153,951)	297,146	(320,972)	455,910	(88,294)	150,018

See Notes to Financial Statements

34 SEMI ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS - Continued

For the Six Months Ended March 31, 2023 (Unaudited)

	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,935,942	$4,118,615	$2,618,430	$6,130,620	$1,280,136	$2,956,512
Net realized loss on investments	(3,373,153)	(947,244)	(2,975,831)	(687,723)	(254,534)	(504,219)
Net change in unrealized appreciation/depreciation on investments	15,735,593	(30,534,126)	27,866,991	(54,715,480)	17,914,034	(33,888,265)
Net increase (decrease) in net assets resulting from operations	14,298,382	(27,362,755)	27,509,590	(49,272,583)	18,939,636	(31,435,972)

Distributions to Shareholders:
Distributions:
Service Class	(1,464,827)	(26,961,964)	(2,550,859)	(44,361,668)	(1,232,897)	(24,243,461)
Class R4	(401,674)	(8,241,603)	(407,535)	(8,209,785)	(92,441)	(2,385,150)
Total distributions to shareholders	(1,866,501)	(35,203,567)	(2,958,394)	(52,571,453)	(1,325,338)	(26,628,611)

Capital Transactions:
Net proceeds from shares sold:
Service Class	7,707,767	18,165,038	14,722,846	28,455,123	15,366,096	32,362,136
Class R4	1,156,954	5,609,405	875,320	5,854,007	188,688	4,323,705
Reinvestment of distributions:
Service Class	1,464,827	26,961,964	2,550,859	44,361,668	1,232,897	24,243,461
Class R4	401,674	8,237,127	407,535	8,209,785	92,441	2,385,149
Cost of shares redeemed:
Service Class	(12,104,307)	(37,668,835)	(13,871,581)	(40,993,027)	(6,642,620)	(21,443,832)
Class R4	(2,512,505)	(8,443,248)	(1,923,863)	(5,974,443)	(2,290,965)	(2,094,945)
Net increase (decrease) in net assets from capital transactions	(3,885,590)	12,861,451	2,761,116	39,913,113	7,946,537	39,775,674

Total increase (decrease) in net assets	8,546,291	(49,704,871)	27,312,312	(61,930,923)	25,560,835	(18,288,909)

Net Assets:
Beginning of period	142,365,857	192,070,728	224,421,967	286,352,890	135,813,497	154,102,406
End of period	$150,912,148	$142,365,857	$251,734,279	$224,421,967	$161,374,332	$135,813,497
Capital Share Transactions:
Shares sold:
Service Class	823,075	1,741,103	1,514,379	2,612,228	1,405,461	2,603,964
Class R4	124,156	524,444	90,849	515,679	17,604	345,835
Shares reinvested:
Service Class	159,047	2,500,101	267,105	3,908,434	114,581	1,879,079
Class R4	43,613	764,105	42,319	716,911	8,575	184,651
Shares redeemed:
Service Class	(1,297,729)	(3,538,556)	(1,434,216)	(3,701,287)	(610,467)	(1,716,518)
Class R4	(272,638)	(787,278)	(198,521)	(524,752)	(210,224)	(167,317)
Net increase (decrease) in capital share transactions	(420,476)	1,203,919	281,915	3,527,213	725,530	3,129,694

See Notes to Financial Statements

35 SEMI ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

FINANCIAL HIGHLIGHTS

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.26	$10.82	$10.47	$10.39	$10.51	$10.55
Income from Investment Operations:
Net investment income[1]	0.17	0.17	0.15	0.23	0.27	0.29
Net realized and unrealized gain (loss)	0.20	(1.00)	0.34	0.16	0.11	0.01
Total from investment operations	0.37	(0.83)	0.49	0.39	0.38	0.30
Less Distributions:
From net investment income	(0.18)	(0.23)	(0.12)	(0.31)	(0.39)	(0.26)
From net realized gain	-	(0.50)	(0.02)	-	(0.11)	(0.08)
Total distributions	(0.18)	(0.73)	(0.14)	(0.31)	(0.50)	(0.34)
Net asset value, end of period	$9.45	$9.26	$10.82	$10.47	$10.39	$10.51
Total return	4.02%[2]	(8.23)%	4.66%	3.81%	4.02%	2.84%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,885	$10,855	$11,613	$7,772	$6,156	$10,420
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	0.94%[4]	0.93%	1.10%	1.11%	0.93%	0.90%
After fees waived and expenses absorbed[3]	0.80%[4]	0.80%	0.82%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[5]	3.64%[4]	1.74%	1.51%	2.26%	2.69%	2.78%
Portfolio turnover rate	35%[2,6]	118%[6]	287%	303%	319%	389%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[6]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

36 SEMI ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

FINANCIAL HIGHLIGHTS

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.40	$10.96	$10.61	$10.49	$10.48	$10.53
Income from Investment Operations:
Net investment income[1]	0.15	0.14	0.13	0.21	0.24	0.27
Net realized and unrealized gain (loss)	0.22	(1.03)	0.33	0.15	0.14	-
Total from investment operations	0.37	(0.89)	0.46	0.36	0.38	0.27
Less Distributions:
From net investment income	(0.16)	(0.17)	(0.09)	(0.24)	(0.26)	(0.24)
From net realized gain	-	(0.50)	(0.02)	-	(0.11)	(0.08)
Total distributions	(0.16)	(0.67)	(0.11)	(0.24)	(0.37)	(0.32)
Net asset value, end of period	$9.61	$9.40	$10.96	$10.61	$10.49	$10.48
Total return	3.95%[2]	(8.63)%	4.29%	3.55%	3.92%	2.58%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,785	$12,783	$12,728	$10,166	$8,802	$5,802
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.34%[4]	1.33%	1.44%	1.31%	1.17%	1.17%
After fees waived and expenses absorbed[3]	1.20%[4]	1.20%	1.11%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[5]	3.24%[4]	1.34%	1.22%	2.01%	2.40%	2.62%
Portfolio turnover rate	35%[2,6]	118%[6]	287%	303%	319%	389%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[6]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

37 SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

FINANCIAL HIGHLIGHTS

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.95	$11.51	$10.76	$10.60	$10.91	$10.84
Income from Investment Operations:
Net investment income[1]	0.16	0.23	0.20	0.20	0.28	0.29
Net realized and unrealized gain (loss)	0.39	(1.35)	0.74	0.35	0.06	0.30
Total from investment operations	0.55	(1.12)	0.94	0.55	0.34	0.59
Less Distributions:
From net investment income	(0.13)	(0.37)	-	(0.38)	(0.33)	(0.30)
From net realized gain	-	(1.07)	(0.19)	(0.01)	(0.32)	(0.22)
Total distributions	(0.13)	(1.44)	(0.19)	(0.39)	(0.65)	(0.52)
Net asset value, end of period	$9.37	$8.95	$11.51	$10.76	$10.60	$10.91
Total return	6.16%[2]	(11.19)%	8.83%	5.36%	3.81%	5.57%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,167	$40,752	$49,648	$43,116	$45,488	$47,832
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	0.74%[4]	0.74%	0.86%	0.94%	0.76%	0.71%
After fees waived and expenses absorbed[3]	0.67%[4]	0.67%	0.74%	0.80%	0.69%	0.64%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[5]	3.46%[4]	2.26%	1.78%	1.94%	2.74%	2.68%
Portfolio turnover rate	35%[2,6]	117%[6]	296%	329%	354%	322%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[6]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

38 SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

FINANCIAL HIGHLIGHTS

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.98	$11.51	$10.80	$10.64	$10.91	$10.82
Income from Investment Operations:
Net investment income[1]	0.14	0.19	0.16	0.18	0.25	0.27
Net realized and unrealized gain (loss)	0.39	(1.35)	0.74	0.34	0.08	0.30
Total from investment operations	0.53	(1.16)	0.90	0.52	0.33	0.57
Less Distributions:
From net investment income	(0.11)	(0.30)	-	(0.35)	(0.28)	(0.26)
From net realized gain	-	(1.07)	(0.19)	(0.01)	(0.32)	(0.22)
Total distributions	(0.11)	(1.37)	(0.19)	(0.36)	(0.60)	(0.48)
Net asset value, end of period	$9.40	$8.98	$11.51	$10.80	$10.64	$10.91
Total return	5.92%[2]	(11.56)%	8.42%	5.01%	3.66%	5.34%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15,608	$15,360	$17,221	$15,155	$12,638	$12,016
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.14%[4]	1.14%	1.27%	1.16%	1.01%	0.97%
After fees waived and expenses absorbed[3]	1.07%[4]	1.07%	1.15%	1.05%	0.94%	0.90%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[5]	3.06%[4]	1.86%	1.37%	1.70%	2.47%	2.44%
Portfolio turnover rate	35%[2,6]	117%[6]	296%	329%	354%	322%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[6]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

39 SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

FINANCIAL HIGHLIGHTS

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.99	$11.76	$10.64	$10.15	$10.61	$11.01
Income from Investment Operations:
Net investment income[1]	0.14	0.22	0.18	0.17	0.20	0.15
Net realized and unrealized gain (loss)	0.55	(1.52)	1.09	0.45	0.01	0.25
Total from investment operations	0.69	(1.30)	1.27	0.62	0.21	0.40
Less Distributions:
From net investment income	(0.14)	(0.33)	(0.15)	(0.13)	(0.12)	(0.38)
From net realized gain	-	(1.14)	-	-	(0.55)	(0.42)
Total distributions	(0.14)	(1.47)	(0.15)	(0.13)	(0.67)	(0.80)
Net asset value, end of period	$9.54	$8.99	$11.76	$10.64	$10.15	$10.61
Total return	7.76%[2]	(12.94)%	12.01%	6.20%	2.77%	3.66%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,250	$17,677	$23,630	$18,658	$13,059	$12,684
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	0.88%[4]	0.89%	0.97%	1.09%	0.97%	0.81%
After fees waived and expenses absorbed[3]	0.80%[4]	0.79%	0.78%	0.80%	0.80%	0.73%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[5]	2.95%[4]	2.13%	1.56%	1.66%	2.07%	1.43%
Portfolio turnover rate	35%[2,6]	114%[6]	273%	280%	329%	237%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[6]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

40 SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

FINANCIAL HIGHLIGHTS

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.19	$11.97	$10.80	$10.27	$10.70	$11.03
Income from Investment Operations:
Net investment income[1]	0.12	0.18	0.14	0.15	0.17	0.12
Net realized and unrealized gain (loss)	0.58	(1.56)	1.11	0.50	0.03	0.28
Total from investment operations	0.70	(1.38)	1.25	0.65	0.20	0.40
Less Distributions:
From net investment income	(0.13)	(0.26)	(0.08)	(0.12)	(0.08)	(0.31)
From net realized gain	-	(1.14)	-	-	(0.55)	(0.42)
Total distributions	(0.13)	(1.40)	(0.08)	(0.12)	(0.63)	(0.73)
Net asset value, end of period	$9.76	$9.19	$11.97	$10.80	$10.27	$10.70
Total return	7.60%[2]	(13.30)%	11.65%	6.39%	2.58%	3.56%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,128	$7,961	$8,074	$3,907	$915	$1,046
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.28%[4]	1.29%	1.33%	1.33%	1.22%	1.09%
After fees waived and expenses absorbed[3]	1.20%[4]	1.19%	1.14%	1.05%	1.05%	1.01%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[5]	2.55%[4]	1.73%	1.20%	1.45%	1.75%	1.14%
Portfolio turnover rate	35%[2,6]	114%[6]	273%	280%	329%	237%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[6]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

41 SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

FINANCIAL HIGHLIGHTS

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.71	$12.70	$11.34	$10.76	$11.75	$11.52
Income from Investment Operations:
Net investment income[1]	0.12	0.26	0.18	0.16	0.20	0.20
Net realized and unrealized gain (loss)	0.77	(1.82)	1.60	0.71	(0.22)	0.86
Total from investment operations	0.89	(1.56)	1.78	0.87	(0.02)	1.06
Less Distributions:
From net investment income	(0.12)	(0.41)	-	(0.29)	(0.24)	(0.22)
From net realized gain	-	(2.02)	(0.42)	-	(0.73)	(0.61)
Total distributions	(0.12)	(2.43)	(0.42)	(0.29)	(0.97)	(0.83)
Net asset value, end of period	$9.48	$8.71	$12.70	$11.34	$10.76	$11.75
Total return	10.26%[2]	(15.72)%	15.98%	8.17%	1.09%	9.61%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$113,473	$107,043	$147,069	$134,479	$145,402	$151,866
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	0.66%[4]	0.67%	0.77%	0.90%	0.70%	0.67%
After fees waived and expenses absorbed[3]	0.59%[4]	0.60%	0.70%	0.80%	0.63%	0.59%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[5]	2.69%[4]	2.49%	1.41%	1.50%	1.95%	1.75%
Portfolio turnover rate	35%[2,6]	128%[6]	272%	334%	316%	303%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[6]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

42 SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

FINANCIAL HIGHLIGHTS

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.71	$12.66	$11.34	$10.78	$11.74	$11.50
Income from Investment Operations:
Net investment income[1]	0.11	0.22	0.13	0.13	0.18	0.18
Net realized and unrealized gain (loss)	0.75	(1.82)	1.61	0.71	(0.21)	0.84
Total from investment operations	0.86	(1.60)	1.74	0.84	(0.03)	1.02
Less Distributions:
From net investment income	(0.10)	(0.33)	-	(0.28)	(0.20)	(0.17)
From net realized gain	-	(2.02)	(0.42)	-	(0.73)	(0.61)
Total distributions	(0.10)	(2.35)	(0.42)	(0.28)	(0.93)	(0.78)
Net asset value, end of period	$9.47	$8.71	$12.66	$11.34	$10.78	$11.74
Total return	9.92%[2]	(16.00)%	15.62%	7.88%	0.95%	9.28%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,439	$35,323	$45,002	$32,978	$28,568	$26,455
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.06%[4]	1.07%	1.15%	1.11%	0.95%	0.94%
After fees waived and expenses absorbed[3]	0.99%[4]	1.00%	1.08%	1.05%	0.88%	0.86%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[5]	2.29%[4]	2.09%	1.03%	1.24%	1.67%	1.52%
Portfolio turnover rate	35%[2,6]	128%[6]	272%	334%	316%	303%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[6]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

43 SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

FINANCIAL HIGHLIGHTS

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.89	$13.20	$11.72	$10.67	$11.95	$11.90
Income from Investment Operations:
Net investment income[1]	0.11	0.26	0.14	0.13	0.17	0.16
Net realized and unrealized gain (loss)	0.99	(2.11)	2.06	1.08	(0.41)	1.08
Total from investment operations	1.10	(1.85)	2.20	1.21	(0.24)	1.24
Less Distributions:
From net investment income	(0.12)	(0.38)	(0.07)	(0.16)	(0.19)	(0.20)
From net realized gain	-	(2.08)	(0.65)	-	(0.85)	(0.99)
Total distributions	(0.12)	(2.46)	(0.72)	(0.16)	(1.04)	(1.19)
Net asset value, end of period	$9.87	$8.89	$13.20	$11.72	$10.67	$11.95
Total return	12.43%[2]	(17.95)%	19.40%	11.49%	(0.62)%	11.02%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$211,701	$187,753	$241,493	$215,221	$206,037	$226,003
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	0.64%[4]	0.65%	0.75%	0.89%	0.69%	0.66%
After fees waived and expenses absorbed[3]	0.57%[4]	0.58%	0.70%	0.80%	0.62%	0.58%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[5]	2.22%[4]	2.36%	1.11%	1.23%	1.67%	1.34%
Portfolio turnover rate	29%[2,6]	110%[6]	236%	351%	313%	285%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[6]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

44 SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

FINANCIAL HIGHLIGHTS

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.96	$13.25	$11.78	$10.70	$11.98	$11.89
Income from Investment Operations:
Net investment income[1]	0.09	0.22	0.10	0.11	0.14	0.13
Net realized and unrealized gain (loss)	0.99	(2.13)	2.06	1.09	(0.42)	1.09
Total from investment operations	1.08	(1.91)	2.16	1.20	(0.28)	1.22
Less Distributions:
From net investment income	(0.10)	(0.30)	(0.04)	(0.12)	(0.15)	(0.14)
From net realized gain	-	(2.08)	(0.65)	-	(0.85)	(0.99)
Total distributions	(0.10)	(2.38)	(0.69)	(0.12)	(1.00)	(1.13)
Net asset value, end of period	$9.94	$8.96	$13.25	$11.78	$10.70	$11.98
Total return	12.10%[2]	(18.24)%	18.90%	11.30%	(0.95)%	10.78%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,033	$36,669	$44,860	$28,606	$25,928	$23,370
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.04%[4]	1.05%	1.13%	1.10%	0.96%	0.93%
After fees waived and expenses absorbed[3]	0.97%[4]	0.98%	1.08%	1.03%	0.89%	0.86%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[5]	1.82%[4]	1.96%	0.73%	1.00%	1.37%	1.09%
Portfolio turnover rate	29%[2,6]	110%[6]	236%	351%	313%	285%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[6]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

45 SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

FINANCIAL HIGHLIGHTS

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.88	$14.52	$12.18	$11.08	$12.30	$12.12
Income from Investment Operations:
Net investment income[1]	0.09	0.24	0.11	0.11	0.14	0.11
Net realized and unrealized gain (loss)	1.28	(2.45)	2.66	1.10	(0.56)	1.22
Total from investment operations	1.37	(2.21)	2.77	1.21	(0.42)	1.33
Less Distributions:
From net investment income	(0.10)	(0.33)	(0.11)	(0.05)	(0.13)	(0.16)
From net realized gain	-	(2.10)	(0.32)	(0.06)	(0.67)	(0.99)
Total distributions	(0.10)	(2.43)	(0.43)	(0.11)	(0.80)	(1.15)
Net asset value, end of period	$11.15	$9.88	$14.52	$12.18	$11.08	$12.30
Total return	13.86%[2]	(19.05)%	23.12%	11.01%	(2.27)%	11.51%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$149,075	$123,096	$140,726	$105,095	$82,222	$78,594
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	0.65%[4]	0.66%	0.77%	0.90%	0.72%	0.69%
After fees waived and expenses absorbed[3]	0.58%[4]	0.59%	0.72%	0.80%	0.65%	0.61%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[5]	1.71%[4]	1.95%	0.76%	1.01%	1.27%	0.93%
Portfolio turnover rate	29%[2,6]	87%[6]	231%	326%	282%	298%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[6]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

46 SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

FINANCIAL HIGHLIGHTS

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.89	$14.49	$12.19	$11.09	$12.30	$12.12
Income from Investment Operations:
Net investment income[1]	0.07	0.19	0.06	0.09	0.11	0.08
Net realized and unrealized gain (loss)	1.27	(2.45)	2.65	1.10	(0.55)	1.21
Total from investment operations	1.34	(2.26)	2.71	1.19	(0.44)	1.29
Less Distributions:
From net investment income	(0.07)	(0.24)	(0.09)	(0.03)	(0.10)	(0.12)
From net realized gain	-	(2.10)	(0.32)	(0.06)	(0.67)	(0.99)
Total distributions	(0.07)	(2.34)	(0.41)	(0.09)	(0.77)	(1.11)
Net asset value, end of period	$11.16	$9.89	$14.49	$12.19	$11.09	$12.30
Total return	13.62%[2]	(19.34)%	22.60%	10.74%	(2.47)%	11.12%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,299	$12,717	$13,376	$9,624	$9,582	$10,818
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.05%[4]	1.06%	1.13%	1.11%	0.98%	0.95%
After fees waived and expenses absorbed[3]	0.98%[4]	0.99%	1.07%	1.05%	0.91%	0.87%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[5]	1.31%[4]	1.55%	0.40%	0.79%	1.03%	0.70%
Portfolio turnover rate	29%[2,6]	87%[6]	231%	326%	282%	298%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[6]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

47 SEMI ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

E-Valuator Funds Trust (the “Trust”) was organized as a Delaware statutory trust on August 10, 2020 and has authorized capital of unlimited shares of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. The E-Valuator Very Conservative (0%-15%) RMS Fund (“Very Conservative”), The E-Valuator Conservative (15%-30%) RMS Fund (“Conservative”), The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Conservative/Moderate”), The E-Valuator Moderate (50%-70%) RMS Fund (“Moderate”), The E-Valuator Growth (70%-85%) RMS Fund (“Growth”), and The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Aggressive Growth”) (each a “Fund” and collectively, “Funds”) are each classified as a “diversified” series, as defined in the 1940 Act. The Funds commenced operations on May 26, 2016. Effective after the close of business on May 21, 2021, the Very Conservative Fund, Conservative Fund, Conservative/Moderate Fund, Moderate Fund, Growth Fund and Aggressive Growth Fund each acquired the assets of the corresponding series of the same name of World Funds Trust (each a “Predecessor Fund” and collectively, the “Predecessor Funds”), in exchange for shares of the Fund and the assumption by the Fund of the liabilities of the Predecessor Fund (the “Reorganizations”). The purpose of the Reorganizations was to consolidate all of the portfolios advised by Systelligence, LLC (the “Adviser”) into a standalone trust. As a result of the Reorganizations, each Fund is the accounting successor of the corresponding Predecessor Fund. As accounting successor, the operating history of the Predecessor Fund will be used for financial reporting purposes.

The Reorganizations were accomplished by a tax-free exchange in which each shareholder of the Funds received the same aggregate share net asset value. For financial reporting purposes, assets received and shares issued by the Funds were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds were carried forward to align ongoing reporting of the Funds realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the reorganization, the Shares Issued, Net Assets, Accumulated undistributed net realized gain (loss) on investments, Accumulated undistributed net investment income and Unrealized appreciation on investments were as followed:

	Shares Issued	Net Assets	Accumulated undistributed net investment income	Accumulated net realized gain on investments	Unrealized appreciation on investments
Very Conservative			162,240	978,673	338,984
Service Class	972,708	10,480,392
R4 Class	966,076	10,561,700

Conservative			749,963	5,065,292	1,664,482
Service Class	4,345,839	49,719,004
R4 Class	1,482,465	16,984,922

Conservative/Moderate			253,048	1,961,034	1,519,466
Service Class	1,770,357	20,647,756
R4 Class	601,812	7,155,363

Moderate			1,738,449	19,021,545	17,882,914
Service Class	11,911,702	150,511,701
R4 Class	3,283,598	41,408,046

Growth			2,113,946	28,253,159	35,635,722
Service Class	18,845,874	247,725,983
R4 Class	3,088,335	40,807,814

Aggressive Growth			734,812	14,512,357	21,844,003
Service Class	9,975,711	144,627,192
R4 Class	1,069,152	15,487,050

48 SEMI ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

The investment objectives of the Funds are as follows:

Fund	Objective

Very Conservative	to provide income and, as a secondary objective, stability of principal.

Conservative	to provide income but will at times seek growth and income within the stated asset allocation range.

Conservative/Moderate	to provide both growth of principal and income but will at times focus primarily on providing income within the stated asset allocation range.

Moderate	to provide both growth of principal and income but will at times focus primarily on providing growth of principal within the stated asset allocation range.

Growth	to provide growth of principal but will at times seek to provide both growth of principal and income within the stated asset allocation range.

Aggressive Growth	to provide growth of principal within the stated asset allocation range.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

Each Fund’s securities are valued at current market prices. The Funds invest primarily in unaffiliated exchange traded funds and mutual funds. Investments in securities traded on national securities exchanges or reported on the NASDAQ National Market System (“NMS”) are valued at the last reported sale price on the principal exchange as determined by an independent pricing agent. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Listed securities or securities reported on the NASDAQ NMS for which no sales are reported on a given date may be valued at the last quoted bid price obtained from an independent pricing agent. Investments in securities traded in the over-the-counter market (other than NASDAQ NMS securities) are valued at the mean of the last quoted bid and ask price obtained from an independent pricing agent. Shares of mutual funds are valued at their net asset value. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board.

Pursuant to Rule 2a-5, the Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices (or net asset value for mutual funds) are unavailable or determined to be unreliable. The Board of the Trust has appointed the investment adviser as valuation designee with responsibility for making fair value determinations in accordance with Rule 2a-5 in accordance with the Trust’s procedures. Since most of the Funds’ investments are shares of exchange-traded funds traded on U.S. securities exchanges or shares of open-end mutual funds, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the valuation designee believes accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing.

49 SEMI ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

Exchange-Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

● Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

● Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

50 SEMI ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2023, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3
Very Conservative Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$13,246,059	$-	$-	$13,246,059
Exchange-Traded Notes	28,114	-	-	28,114
Mutual Funds	7,095,483	-	-	7,095,483
Money Market Funds	2,286,766	-	-	2,286,766
Total Investments	$22,656,422	$-	$-	$22,656,422

	Level 1	Level 2	Level 3
Conservative Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$30,932,976	$-	$-	$30,932,976
Exchange-Traded Notes	278,876	-	-	278,876
Mutual Funds	20,433,934	-	-	20,433,934
Money Market Funds	4,142,082	-	-	4,142,082
Total Investments	$55,787,868	$-	$-	$55,787,868

	Level 1	Level 2	Level 3
Conservative/Moderate Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$15,603,236	$-	$-	$15,603,236
Exchange-Traded Notes	256,026	-	-	256,026
Mutual Funds	9,104,904	-	-	9,104,904
Money Market Funds	1,424,221	-	-	1,424,221
Total Investments	$26,388,387	$-	$-	$26,388,387

51 SEMI ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

	Level 1	Level 2	Level 3
Moderate Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$88,490,582	$-	$-	$88,490,582
Exchange-Traded Notes	1,485,446	-	-	1,485,446
Mutual Funds	53,448,520	-	-	53,448,520
Money Market Funds	7,663,255	-	-	7,663,255
Total Investments	$151,087,803	$-	$-	$151,087,803

	Level 1	Level 2	Level 3
Growth Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$142,934,736	$-	$-	$142,934,736
Exchange-Traded Notes	3,357,668	-	-	3,357,668
Mutual Funds	93,218,338	-	-	93,218,338
Money Market Funds	12,263,343	-	-	12,263,343
Total Investments	$251,774,085	$-	$-	$251,774,085

	Level 1	Level 2	Level 3
Aggressive Growth Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$90,870,446	$-	$-	$90,870,446
Exchange-Traded Notes	2,081,426	-	-	2,081,426
Mutual Funds	62,626,187	-	-	62,626,187
Money Market Funds	5,762,650	-	-	5,762,650
Total Investments	$161,340,709	$-	$-	$161,340,709

*Refer to the Funds’ Schedules of Investments for a listing of securities by strategy.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Long-term capital gain distributions from underlying funds are classified as realized gains for financial reporting purposes. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to interest income using the effective interest method.

52 SEMI ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

Accounting Estimates

In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported. The Funds identify their major tax jurisdiction as U.S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the period ended September 30, 2019.

Distribution to Shareholders

Dividends from net investment income, if any, are declared and paid semi-annually for the Funds. The Funds intend to distribute annually any net capital gains. Distributions are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from U.S. GAAP.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board.

Each Fund offers two classes of shares: R4 Class Shares and Service Class Shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their ongoing distribution and service fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees, state registration fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

53 SEMI ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

NOTE 2 — INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to an Investment Advisory Agreement, Systelligence, LLC (the “Adviser”) provides investment advisory services for an annual fee equal to 0.45% of the average daily net assets of each Fund. Effective February 1, 2018, the Adviser has contractually agreed to reduce its management fee with respect to each Fund from 0.45% to 0.38% until January 31, 2024. Management waiver is not subject to recoupment.

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, Shareholder Servicing Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of each Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2024. The terms of the expense limitation agreement permit the Adviser to recoup fees and expense previously waived; however, the Adviser currently is voluntarily waiving its right to such recoupment of fees. During the six months ended March 31, 2023, none of the waived expenses have been recouped by the Adviser.

For the six months ended March 31, 2023, the Adviser earned and waived management fees as follows:

Fund	Management Fee Earned	Management Fee Waived	Net Management Fee Earned
Very Conservative	$52,002	$(16,044)	$35,958
Conservative	126,533	(19,683)	106,850
Conservative/Moderate	60,260	(10,649)	49,611
Moderate	336,682	(52,373)	284,309
Growth	547,732	(85,203)	462,529
Aggressive Growth	344,596	(53,604)	290,992

The total amounts of recoverable reimbursements for the Funds as of March 31, 2023 and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
Fund	2023	2024	2025	2026	Total
Very Conservative	$44,360	$63,501	$33,164	$16,044	$157,069
Conservative	76,974	79,544	43,865	19,683	220,066
Conservative/Moderate	51,412	52,587	31,703	10,649	146,351
Moderate	161,433	132,748	120,423	52,373	466,977
Growth	199,093	158,027	187,178	85,203	629,501
Aggressive Growth	99,672	84,031	108,214	53,604	345,521

54 SEMI ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

The Board has adopted a Distribution and Service Plan for each Fund’s R4 Class Shares (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, each Fund may finance from the assets of its R4 Class Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. Each Fund finances these distribution and service activities through payments made to the Funds’ principal underwriter (the “Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for R4 Class Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

For the six months ended March 31, 2023, the distribution fees incurred by each Funds’ R4 shares are disclosed on the Statements of Operations.

Each of the Funds has adopted a shareholder services plan (the “Plan”) with respect to its R4 Class Shares. Under the Plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the six months ended March 31, 2023, the Plan’s fees incurred by each Fund are disclosed on the Statements of Operations.

UMB Fund Services, Inc. (“UMBFS”), serves as the Funds’ fund accountant, transfer agent and administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2023 are reported on the Statement of Operations.

A trustee and certain officers of the Trust are officers at UMBFS and the Adviser.

NOTE 3 — INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sales of securities excluding short-term investments for the six months ended March 31, 2023, were as follows:

Fund	Purchases	Sales	Securities sold short	Cover short securities
Very Conservative	$7,580,210	$9,468,001	$-	$-
Conservative	18,583,250	20,811,670	-	-
Conservative/Moderate	8,902,589	9,703,551	-	-
Moderate	49,421,829	50,888,369	-	-
Growth	72,463,696	66,948,335	-	-
Aggressive Growth	53,666,092	41,640,842	-	-

55 SEMI ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex- dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions during the year ended September 30, 2022 and the year ended September 30, 2021 were as follows:

	Year ended September 30, 2022
	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions paid from:
Ordinary income	$1,280,649	$6,417,474	$2,475,031	$22,918,662	$35,427,988	$18,342,036
Realized gains	348,784	1,908,343	1,508,454	12,284,905	17,143,465	8,286,575
	$1,629,433	$8,325,817	$3,983,485	$35,203,567	$52,571,453	$26,628,611

	Year ended September 30, 2021
	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions paid from:
Ordinary income	$180,418	$309,585	$296,726	$3,136,786	$6,830,484	$2,409,742
Realized gains	31,996	726,965	-	3,162,498	7,953,507	1,602,728
	$212,414	$1,036,550	$296,726	$6,299,284	$14,783,991	$4,012,470

As of September 30, 2022, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Undistributed ordinary income	$137,408	$298,204	$134,410	$-	$-	$-
Undistributed long-term capital gains	-	-	-	989,597	1,560,214	520,182
Accumulated earnings	$137,408	$298,204	$134,410	$989,597	$1,560,214	$520,182
Distributions payable	-	-	-	-	-	-
Accumulated capital, other losses, and differences in securities treatments	(1,048,382)	(2,436,184)	(820,970)	(6,496,012)	(8,770,282)	(3,850,843)
Unrealized appreciation/(depreciation)	(1,540,236)	(5,895,792)	(3,499,801)	(19,191,993)	(29,794,003)	(18,873,381)
Total accumulated earnings/(deficit)	$(2,451,210)	$(8,033,772)	$(4,186,361)	$(24,698,408)	$(37,004,071)	$(22,204,042)

56 SEMI ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

As of September 30, 2022 the Very Conservative, Conservative, Conservative/Moderate, Moderate, Growth, and Aggressive Growth Funds had $1,048,382, $2,436,184, $820,970, $6,496,012, $8,770,282 and $3,850,843, respectively, of post-October losses which are deferred until the following fiscal year for tax purposes. Net capital loss incurred after October 31, and within the taxable year are deemed to rise on the first day of the fund’s next taxable year.

Cost of securities for Federal Income Tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Tax cost	$25,188,061	$62,031,133	$29,179,175	$161,680,605	$253,791,805	$154,713,164
Tax unrealized appreciation	15,912	48,557	12,818	1,109,011	3,509,155	2,693,544
Tax unrealized (depreciation)	(1,556,148)	(5,944,349)	(3,512,619)	(20,301,004)	(33,303,158)	(21,566,925)
Net unrealized appreciation/(depreciation)	$(1,540,236)	$(5,895,792)	$(3,499,801)	$(19,191,993)	$(29,794,003)	$(18,873,381)

The difference between book basis and cost basis net unrealized appreciation (depreciation) is attributable primarily to wash sales and grantor trusts.

NOTE 5 – INVESTMENTS IN OTHER REGISTERED INVESTMENT COMPANIES

For purposes of the 1940 Act, each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 of the 1940 Act permits the Fund to invest in other investment companies beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that the Fund enter into an agreement with such investment companies.

NOTE 6 — MARKET DISRUPTION AND GEOPOLITICAL RISKS

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

57 SEMI ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

NOTE 7 — NEW ACCOUNTING PRONOUNCMENTS AND REGULATORY UPDATES

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

NOTE 8 — BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2023, for the benefit of its shareholders, Fringe Benefits OMNI IRA., held 51.7%, 27.9% and 30.8% of the total shares outstanding Very Conservative, Conservative and Conservative/Moderate, respectfully.

NOTE 9 — SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statements of assets and liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

58 SEMI ANNUAL REPORT

The E-Valuator Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (855) 621-9877or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (855) 621-9877 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or by calling the Fund at (855) 621-9877.

59 SEMI ANNUAL REPORT

THE E-VALUATOR FUNDS

Fund Expenses (Unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, October 1, 2022 and held for the six months ended March 31, 2023.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
	Beginning	Ending	Annualized	During Period
	Account Value	Account Value	Expense	Ended*
	(10/1/22)	(3/31/23)	Ratio	(3/31/23)
Very Conservative
Service Class Actual	$1,000.00	$1,040.20	0.80%	$4.07
Service Class Hypothetical**	$1,000.00	$1,020.94	0.80%	$4.03
R4 Class Actual	$1,000.00	$1,039.50	1.20%	$6.10
R4 Class Hypothetical**	$1,000.00	$1,018.95	1.20%	$6.04
Conservative
Service Class Actual	$1,000.00	$1,061.60	0.67%	$3.45
Service Class Hypothetical**	$1,000.00	$1,021.59	0.67%	$3.38
R4 Class Actual	$1,000.00	$1,059.20	1.07%	$5.50
R4 Class Hypothetical**	$1,000.00	$1,019.59	1.07%	$5.39
Conservative/Moderate
Service Class Actual	$1,000.00	$1,077.60	0.80%	$4.14
Service Class Hypothetical**	$1,000.00	$1,020.95	0.80%	$4.02
R4 Class Actual	$1,000.00	$1,076.00	1.20%	$6.20
R4 Class Hypothetical**	$1,000.00	$1,018.95	1.20%	$6.03
Moderate
Service Class Actual	$1,000.00	$1,102.60	0.59%	$3.09
Service Class Hypothetical**	$1,000.00	$1,021.99	0.59%	$2.97
R4 Class Actual	$1,000.00	$1,099.20	0.99%	$5.18
R4 Class Hypothetical**	$1,000.00	$1,020.00	0.99%	$4.98
Growth
Service Class Actual	$1,000.00	$1,124.30	0.57%	$3.02
Service Class Hypothetical**	$1,000.00	$1,022.09	0.57%	$2.87
R4 Class Actual	$1,000.00	$1,121.00	0.97%	$5.13
R4 Class Hypothetical**	$1,000.00	$1,020.10	0.97%	$4.88
Aggressive Growth
Service Class Actual	$1,000.00	$1,138.60	0.58%	$3.10
Service Class Hypothetical**	$1,000.00	$1,022.03	0.58%	$2.93
R4 Class Actual	$1,000.00	$1,136.20	0.98%	$5.23
R4 Class Hypothetical**	$1,000.00	$1,020.04	0.98%	$4.94

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses

60 SEMI ANNUAL REPORT

The E-Valuator Funds

Important Disclosure Statements

Each Fund’s prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by UMB Distribution Services, LLC, Milwaukee, WI.

Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2023 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

61 SEMI ANNUAL REPORT

Investment Adviser:

Systelligence, LLC
7760 France Avenue South, Suite 925
Bloomington, Minnesota 55435

Distributor:

UMB Distribution Services, LLC

235 West Galena Street

Milwaukee , WI 53212

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel:

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

Transfer Agent, Fund Accounting and Fund Administration:

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

62

(b)	There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item (a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

63

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Certifications of the Principal Executive Officer and Principle Financial Officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Not applicable to open-end management investment companies.

(a) (4)	Not applicable to open-end management investment companies.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

64

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

E-Valuator Funds Trust

/s/ Kevin R. Miller
By:	Kevin R. Miller
(Principal Executive Officer)
May 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Kevin R. Miller
By:	Kevin R. Miller
President
(Principal Executive Officer)
May 30, 2023

/s/ Louis Sagert
By:	Louis Sagert
Treasurer
(Principal Financial Officer)
June 1, 2023

65